Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES
Net loss attributable to common stockholders	$ (2,995,105)	$ (1,521,934)	$ (11,043,541)	$ (13,431)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization	762,948	3,719	10,143	0
Dry hole expense			1,360,119	0
Impairment of asset	0	27,368	7,814,365	0
Equity based compensation	650,568	173	969,707	3,710
Shareholder's non-cash contribution	0	200,000
Shareholder's non-cash contribution, related party	0	750,000
Gain on disposition of assets	(44,100)	0
Changes in:
Accounts receivable, trade	18,179	0	387	0
Prepaids	11,658	4,932	15,495	0
Accounts payable and accrued liabilities	(69,627)	18,354	(11,626)	131
Net cash (used in) operating activities	(1,665,479)	(517,388)	(884,951)	(9,590)
INVESTING ACTIVITIES
Additions to oil and gas properties	(171,192)	(1,663,575)	(1,817,527)	0
Additions to non oil and gas properties	(9,539)	(9,103)	(42,510)	0
Acquisition of businesses, cash acquired	0	905,171
Loan to affiliate	22,000	0	(50,000)	0
Additions to other assets	39,132	(11,585)	(11,586)	0
Net cash (used in) investing activities	(89,599)	(779,092)	(851,825)	0
Proceeds from sale of mineral interest	30,000	0
FINANCING ACTIVITIES
Shareholders' cash contributions	0	2,195,700	2,195,700	175,305
Proceeds from notes payable, net of repayments	(444,173)	0	11,903	0
Net cash provided by financing activities	1,478,327	2,195,700	2,207,603	175,305
Sale of shares and warrants	1,922,500	0
NET CHANGE IN CASH	(276,751)	899,220		165,715
CASH, Beginning	636,542	165,715	165,715	0
CASH, Ending	359,791	1,064,935	636,542	165,715
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Issuance of equity for property	0	95,740	625,608	0
Issuance of debt for property			1,770,047	0
Interest paid	71,170	0	0	0
Income taxes paid	0	0	0	0
Issuance of shares for debt	20,000	0
Transfer of property for debt	393,795	0
Subscription receivable	$ 53,038	$ 0
Western Interior Oil And Gas Corporation [Member]
OPERATING ACTIVITIES
Net loss attributable to common stockholders			11,043,541
INVESTING ACTIVITIES
Acquisition of businesses, cash acquired			103,771	0
T-Rex Oil, Inc [Member]
INVESTING ACTIVITIES
Acquisition of businesses, cash acquired			$ 966,027	$ 0